Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (144,887)	$ (25,787)	$ (120,097)	$ (57,229)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization	8,189	8,281	17,004	15,651
Stock-based compensation	12,021	555	1,457	1,427
Changes in fair value of warrant liabilities	19,153	666	69,294	92
Telematic devices unreturned	710	497	682	989
Amortization of debt issuance costs	11,695	166	687	30
Noncash interest and other expense	3,872	340
Noncash interest and other (expense)/income			1,136	(181)
Changes in operating assets and liabilities
Premiums receivable	(2,081)	189	273	(1,041)
Accounts receivable	3,457	(975)	591	64
Reinsurance recoverable on paid loss	8,475	(4,169)	4,066	(5,017)
Reinsurance recoverable on unpaid loss	33,941	(1,413)	(5,104)	(11,194)
Prepaid reinsurance premium	13,668	(763)	(764)	(4,070)
Prepaid expenses and other assets	(938)	1,266	2,920	(3,984)
Deferred transaction costs	3,581		(3,581)
Deferred policy acquisition costs, net	(1,665)	(328)	(976)	(1,508)
Digital assets, net	(985)
Accounts payable and accrued expenses	535	(3,775)	2,119	484
Ceded reinsurance premium payable	(27,000)	2,374	(9,864)	13,821
Loss and loss adjustment expense reserves	8,383	(1,779)	4,871	11,037
Payable to carriers - premiums and LAE, net	(254)	(1,769)	(1,704)	(435)
Unearned premium reserve	750	898	899	1,042
Deferred revenue	(159)	1,230	617	4,400
Deferred tax liability			(84)	37
Other liabilities	2,005	1,294	3,365	4,844
Net cash used in operating activities	(47,534)	(23,002)	(32,193)	(30,741)
Cash flows from investing activities:
Purchases of telematics devices, improvements, and equipment	(3,170)	(4,583)	(6,903)	(7,970)
Payments relating to capitalized website and software development costs	(6,182)	(7,368)	(13,108)	(12,167)
Net change in payable/(receivable) for securities	(754)	8,228
Purchase of securities	(32,626)	(3,004)	(26,646)	(204,044)
Sales and maturities of marketable securities	10,515	28,760	48,462	160,893
Net used in investing activities	(32,217)	22,033	1,805	(63,288)
Cash flow from financing activities:
Proceeds from notes payable	2,015	25,880	37,480	24,441
Payment on notes payable	(69,351)			(1,653)
Proceeds from merger with INSU II, net of issuance costs	336,469
Repurchase of unvested common stock options				(22)
Proceeds from exercise of common stock options and warrants	4,349	49	209	1,343
Net cash provided by financing activities	273,482	25,929	37,689	24,109
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	193,731	24,960	7,301	(69,920)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	50,188	42,887	42,887	112,807
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	243,919	67,847	50,188	42,887
Purchases of telematics devices, improvements and equipment included in accounts payable at year end				1
Net liabilities assumed in the Business Combination	45,516
Net exercise of preferred stock warrants	56,160
Net exercise of promissory note	415
Capitalized website and software development costs included in accrued liabilities at period end	274
Capitalized stock-based compensation	373	196	522	400
Preferred stock warrant issued in conjunction with note payable			12,620	499
Reclassification of liability to equity for vesting of stock options	169	11		38
Supplemental cash flow data:
Cash paid for interest	3,164	1,082	2,797	212
Insu acquisition corp. II [Member]
Cash flows from operating activities:
Net loss			(15,636,976)	(976)
Adjustments to reconcile net loss to cash used in operating activities
Interest earned on marketable securities held in Trust Account			(7,184)
Changes in fair value of warrant liabilities			14,245,031
Transaction costs allocable to warrant liabilities			820,852
Changes in operating assets and liabilities
Prepaid expenses			(205,921)
Accounts payable and accrued expenses			123,951	976
Net cash used in operating activities			(660,247)
Cash flows from investing activities:
Investment of cash in Trust Account			(230,000,000)
Net used in investing activities			(230,000,000)
Cash flow from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid			226,000,000
Proceeds from sale of Placement Units			5,400,000
Proceeds from the collection of stock subscription receivable			25,000
Proceeds from promissory notes – related party			75,000
Repayment of promissory notes – related party			(75,000)
Payment of offering costs			(433,916)
Net cash provided by financing activities			230,991,084
Net Change in Cash			330,837
Cash – Beginning	$ 330,837
Cash – Ending			330,837
Initial classification of Class A common stock subject to redemption			230,000,000
Deferred underwriting fee payable			$ 9,800,000
Offering costs included in accrued offering costs				9,315
Issuance of stock for stock subscription receivable				$ 25,000